Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Summary of detailed information about remuneration paid to related parties
The Company’s related parties include key management personnel and directors. Direct remuneration paid to the Company’s directors and key management personnel during the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019

Directors’ fees	$170	$157	$132
Salaries and benefits	$851	$681	$588
Share-based compensation	$719	$519	$321